Investment Strategy - Rational Premium Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by implementing options strategies on the Standard & Poor’s 500 Index (“S&P 500®”), futures contracts on the S&P 500®, or options and futures contracts on similar U.S. stock indexes, and/or their underlying constituents. Options strategies may include buying and selling options, buying and selling option spreads, and writing covered call options. The Fund also invests collateral in excess of that needed for investing in options strategies in primarily high-quality, short-term income-producing securities and cash and cash equivalents, including treasury securities and money market funds.

The Fund may invest in one or more non-exchange-traded total return swap contracts and/or one or more structured notes to gain exposure to some or all of the options strategies. These instruments can provide exposure to a basket of options strategies, including option writing and various options spreads. The options strategies are generally designed to take advantage of certain inefficiencies in the market and typically have a positive carry expectation (i.e., a positive net income expectation from putting on the options positions). The options strategies may implement risk mitigation techniques, including intraday delta hedging, which is a risk management strategy intended to reduce market exposure from written options by establishing offsetting positions in the underlying asset or related instruments. These types of options strategies may also be implemented directly without the use of a total return swap and/or structured note.

The Fund may also implement covered call strategies in which the Fund sells call options on securities it holds to generate premium income and provide partial downside protection. The covered call writing may be implemented directly or included within the basket of options strategies implemented via total return swap contracts and/or structured notes. To the extent the Fund utilizes covered calls, the Fund intends to write covered call options on stock indexes, such as the S&P 500®, or on individual large-capitalization stocks.

The Fund also invests in income-producing securities and cash and cash equivalents, some or all of which may serve as margin or collateral for the Fund’s options exposures. The income-producing securities in which the Fund may invest include short-term U.S. corporate bonds (including convertible bonds) and real estate investment trusts (“REITs”). The Fund may invest in corporate bonds of any credit quality (including “junk” bonds), effective maturity or average modified duration; however, under normal circumstances, the Fund intends to hold a majority of its portfolio in investment grade corporate bonds (i.e., those rated BBB or higher by S&P Global Ratings, or the equivalent by another nationally recognized statistical ratings organization).

The Advisor generally intends to hold such bonds to maturity, but may sell any such security if the Advisor believes that the securities no longer offer compelling risk-adjusted return potential.

Distribution Policy – In order to allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) to pay monthly distributions on Fund shares at a specific target rate to be determined at the discretion of management. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – Distribution Policy and Goals” section in the Fund’s Prospectus.